Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Dividends paid (in CAD per share)	$ 0.16	$ 0.16